Share based compensation (Narrative) (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares
Share based compensation
Share options granted | shares	0	0	1,100,000	1,100,000	0	0
Unamortized compensation costs related to unvested awards not yet recognized	¥ 7,597
Weighted average recognition period for unamortized share-based compensation cost	2 years 1 month 20 days	2 years 1 month 20 days
Share-based Compensation	¥ 12,839	$ 1,867,000	¥ 23,710		¥ 34,673
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	¥ 495
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 1 month 20 days	2 years 1 month 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value			9,871
Income tax benefit recognized | $		$ 0		$ 0		$ 0
Compensation cost capitalized | $		$ 0		$ 0		$ 0
Employee Service Share Based Compensation Tax Benefit Realized From Exercise Of Stock Option	¥ 0		¥ 0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares		$ 2.93		$ 6.00		$ 6.33
2011 Global Share Plan
Share based compensation
Option exercise prices per ordinary share, maximum (USD per share) | $ / shares		$ 15.00
Number of ordinary shares have been reserved to be issued | shares	10,401,229
2014 Share Incentive Plan
Share based compensation
Annual increase percentage of outstanding share capital	1.50%
Jiedian equity incentive [Member]
Share based compensation
Share-based compensation expenses	¥ 379
Share based Compensation Percentage Of Share Issued			2.10%	2.10%
Share-based Compensation		$ (379)	¥ 4,320
Class A ordinary shares | 2014 Share Incentive Plan
Share based compensation
Number of ordinary shares have been reserved to be issued | shares	6,300,000
Share options
Share based compensation
Share-based compensation expenses	¥ 7,624		¥ 9,980		¥ 28,655